EARNINGS PER SHARE (Tables)	12 Months Ended
Jan. 31, 2024
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income per Common Share
The following table summarizes the calculation of basic and diluted net income per ordinary share attributable to Cognyte for the years ended January 31, 2024, 2023, and 2022:

	Year Ended January 31,
(in thousands except share and per share data)	2024	2023	2022
Net loss	$(11,645)	$(109,951)	$(10,256)
Net income attributable to noncontrolling interest	3,925	4,181	4,634
Net loss attributable to Cognyte Software Ltd.	$(15,570)	$(114,132)	$(14,890)

Ordinary shares outstanding:
Basic shares	70,081	67,924	66,570
Effective of dilutive shares	—	—	—
Diluted shares	70,081	67,924	66,570

Net loss per share attributable to Cognyte Software Ltd.:
Basic and diluted	$(0.22)	$(1.68)	$(0.22)